Organization and Description of Business (Details) (USD $)	12 Months Ended		0 Months Ended				0 Months Ended				0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Young County, Texas Property [Member] leases acre wells	Mar. 31, 2012 Young County, Texas Property [Member] Parent Company [Member]	Mar. 31, 2012 Young County, Texas Property [Member] Baron Energy Incorporated [Member]	Sep. 16, 2011 Archer County, Texas Property [Member] leases acre wells	Mar. 31, 2012 Archer County, Texas Property [Member] Parent Company [Member]	Mar. 31, 2012 Archer County, Texas Property [Member] Baron Energy Incorporated [Member]	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Acres of land acquired		2,288	300	120			140			1,280
Acres of land covered by purchase option										23,700
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases			1,800,000
Number of leases acquired				2			2
Number of wells acquired				14			12
Cash paid for acquisition of leases				$ 128,500			$ 125,000
Non-operating working interest					75.00%			80.00%
Net revenue interest					60.9375%	20.3125%		60.80%	15.20%
Operated working interest						25.00%			20.00%
Business Acquisition, common stock issued as consideration											8,870,000
Business Acquisition, warrants issued as consideration												2,520,000	2,520,000
Warrant, exercise period												5 years	7 years
Warrant, weighted average exercise price												2.0	3.0